UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EDMP, Inc.
Address: 18534 N. Dale Mabry Hwy
         Lutz, FL  33548

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President/Co-Founder
Phone:     813-960-9600

Signature, Place, and Date of Signing:

     /s/ Julie C. Carnevale     Lutz, FL/USA     November 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $176,351 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102     4890   114403 SH       Sole                    42690        0    71713
AKAMAI TECHNOLOGIES INC        COM              00971t101     7952   404060 SH       Sole                   220115        0   183945
AMPHENOL CORP NEW              CL A             032095101     3998   106106 SH       Sole                    59254        0    46852
BROADCOM CORP                  CL A             111320107     5868   191218 SH       Sole                   136090        0    55128
COACH INC                      COM              189754104     7632   231835 SH       Sole                   148995        0    82840
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    14727   380945 SH       Sole                   204260        0   176685
DANAHER CORP DEL               COM              235851102     3733    55459 SH       Sole                    30319        0    25140
DIAMOND OFFSHORE DRILLING IN   COM              25271c102      831     8700 SH       Sole                        0        0     8700
EBAY INC                       COM              278642103     5571   236060 SH       Sole                   152655        0    83405
FISERV INC                     COM              337738108     4314    89500 SH       Sole                    49563        0    39937
GAMESTOP CORP NEW              CL A             36467w109     6180   233465 SH       Sole                   129625        0   103840
GOOGLE INC                     CL A             38259p508     3979     8024 SH       Sole                     4630        0     3394
HUDSON CITY BANCORP            COM              443683107      165    12550 SH       Sole                      335        0    12215
JOHNSON & JOHNSON              COM              478160104     5758    94565 SH       Sole                    51555        0    43010
KOHLS CORP                     COM              500255104     6507   114058 SH       Sole                    78965        0    35093
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2892    36000 SH       Sole                    20010        0    15990
MANITOWOC INC                  COM              563571108     6339   669358 SH       Sole                   375650        0   293708
MEDCO HEALTH SOLUTIONS INC     COM              58405u102     6457   116750 SH       Sole                    65525        0    51225
MONSANTO CO NEW                COM              61166W101      924    11935 SH       Sole                        0        0    11935
NATIONAL OILWELL VARCO INC     COM              637071101     1683    39013 SH       Sole                      296        0    38717
NII HLDGS INC                  CL B NEW         62913f201    13330   443448 SH       Sole                   253998        0   189450
NIKE INC                       CL B             654106103     4076    62992 SH       Sole                    38008        0    24984
ORACLE CORP                    COM              68389X105     3845   184496 SH       Sole                   101061        0    83435
PEPSICO INC                    COM              713448108     1944    33145 SH       Sole                     3215        0    29930
PROCTER & GAMBLE CO            COM              742718109     3972    68570 SH       Sole                    28710        0    39860
RESEARCH IN MOTION LTD         COM              760975102     2859    42280 SH       Sole                    23085        0    19195
ROCKWELL COLLINS INC           COM              774341101     3536    69614 SH       Sole                    38569        0    31045
SCHWAB CHARLES CORP NEW        COM              808513105     7359   384274 SH       Sole                   206646        0   177628
STAPLES INC                    COM              855030102     6593   283936 SH       Sole                   182512        0   101424
STRYKER CORP                   COM              863667101     2918    64231 SH       Sole                    33493        0    30738
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4271    84474 SH       Sole                    45349        0    39125
UNITED TECHNOLOGIES CORP       COM              913017109     3812    62569 SH       Sole                    34679        0    27890
UNITEDHEALTH GROUP INC         COM              91324p102     7079   282692 SH       Sole                   158092        0   124600
WALGREEN CO                    COM              931422109     4957   132280 SH       Sole                    62620        0    69660
WEATHERFORD INTERNATIONAL LT   REG              h27013103     5400   260487 SH       Sole                   142312        0   118175